INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and fair value of securities available for sale, with gross unrealized gains and losses

The amortized cost and fair value of securities available for sale, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
U.S. Government and federal agency	$6,664	$17	$(138)	$6,543
Government-sponsored enterprises *	18,841	101	(284)	18,658
Corporate debt securities	750	—	—	750
Equity securities	1,204	—	(92)	1,112
	$27,459	$118	$(514)	$27,063

December 31, 2015
U.S. Government and federal agency	$15,935	$17	$(409)	$15,543
Government-sponsored enterprises *	5,391	212	(1)	5,602
Corporate debt securities	750	—	—	750
Equity securities	1,204	—	(166)	1,038
	$23,280	$229	$(576)	$22,933
* Such as FNMA, FHLMC and FHLB

Schedule of amortized cost and fair value of securities available for sale by maturity

The amortized cost and fair values of securities available for sale (excluding marketable equity securities) at December 31, 2016 by contractual maturity are shown below.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$—	$—
Due after one but within five years	2,335	2,327
Due after five but within ten years	7,377	7,289
Due after ten years	16,543	16,335
	$26,255	$25,951

Schedule of securities with gross unrealized losses in continuous unrealized loss position

This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016 and December 31, 2015, respectively.

	Temporarily Impaired Securities in AFS Portfolio
	Less than 12 months		Greater than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
December 31, 2016
U.S. Government and federal agency	$5,332	$(138)	$—	$—	$5,332	$(138)
Government-sponsored enterprises *	14,965	(282)	140	(2)	15,105	(284)
Equity securities	1,203	(91)	1	(1)	1,204	(92)
Total temporarily impaired securities	$21,500	$(511)	$141	$(3)	$21,641	$(514)

December 31, 2015
U.S. Government and federal agency	$5,374	$(105)	$8,696	$(304)	$14,070	$(409)
Government-sponsored enterprises *	237	(1)	3	—	240	(1)
Equity securities	1,203	(165)	1	(1)	1,204	(166)
Total temporarily impaired securities	$6,814	$(271)	$8,700	$(305)	$15,514	$(576)

* Such as FNMA, FHLMC and FHLB.